Summary of Significant Accounting Policies - Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Allowance beginning balance	$ 0	$ 0
Bad debt expense	3,491	0
Write offs	(142)	0
Allowance, ending balance	$ 3,349	$ 0